787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 17, 2014

VIA EDGAR

Ms. Monique Botkin

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:         AQR Funds

               File Nos. 333-153445 and 811-22235

               Post-Effective Amendment No. 69

Dear Ms. Botkin:

On behalf of the AQR Emerging Core Equity Fund and the AQR Emerging Momentum Fund (the “Funds”), each a series of AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 69 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective on April 21, 2014. We have reviewed the Amendment and represent that it does not contain disclosure which would render the Amendment ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Fund’s responses to the telephonic comments provided by you on behalf of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Friday, March 21, 2014, regarding Post-Effective Amendment No. 63 to the Trust’s Registration Statement filed with the Commission on February 5, 2014. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set out in the Registration Statement.

Summary Prospectus

All Funds

Comment 1	Fund Summary. Please delete the ticker symbols on the first page of the summary prospectus of each Fund. The ticker symbol should only appear on the front cover page of the prospectus.

Response	The requested changes have been made.

Comment 2	Fee Table. Please confirm that all Acquired Fund Fees and Expenses (“AFFE”) will be included as a separate line item in the fee table.

Response	Each Fund has included a separate AFFE line item in its fee table reflecting an estimated amount of AFFE expense for its initial fiscal period.

Comment 3	Fee Table. Please confirm that all expenses associated with short sales will be included in the fee table.

Response

Each Fund confirms that if it engages in short sales after it is operating and information on expenses associated with short sales is available or reasonably estimable, this information will be included in future filings under the “Other Expenses” line of the fee table.

Comment 4	Fee Table. Please confirm that expenses associated with payments under the Funds’ Shareholder Services Agreement and payments made to financial intermediaries will be included in the fee table.

Response

Each Fund confirms that expenses associated with payments under the Funds’ Shareholder Services Agreement and payments made by the Funds to financial intermediaries will be included under the “Other Expenses” line of the fee table.

Comment 5	Fee Table – Footnote 2. Please confirm that the contractual expense cap will be in place for at least one year from the date of the prospectus.

Response	Each Fund confirms that its applicable contractual expense cap will be in place through at least January 28, 2016, which is more than one year from the date of the prospectus.

Comment 6	Principal Investment Strategies. Please modify the term “equity-related securities” in light of the references to certain derivative instruments in the explanatory parenthetical following the term.

Response	The requested change has been made. References to the term “equity-related securities” have been changed to “equity-related instruments.”

Comment 7	Principal Investment Strategies. Please explain how investments in derivatives will be measured for purposes of complying with the Fund’s 80% test.

Response

In the release adopting Rule 35d-1 under the 1940 Act (Investment Co. Act Rel. No. 24828, Jan. 17, 2001 (the “Names Rule Release”)), the Commission noted that the rule, as adopted, imposes the requirement that an investment company with a name that suggests that the company focuses its investments in a particular type of investment invest at least 80% of its assets in the type of investment suggested by the name. In footnote 13 to the Names Rule Release, the Commission further explained that the proposed rule would have required an investment company with a name that suggests that the company focuses its investments in a particular type of security to invest at least 80% of its net assets in the indicated securities. Importantly, in the Names Rule Release, the Commission noted that the language was modified to focus on “investments” as opposed to “securities,” and that, in appropriate circumstances, this would permit an investment company to include a synthetic instrument in the 80% basket if it has economic characteristics similar to the securities included in that basket.

The Funds may use derivative instruments for hedging purposes, to gain exposure to a particular security or index and to maintain liquidity to pay for redemptions. For purposes of determining compliance with the Fund’s policy adopted in accordance with Rule 35d-1 (the “80% Test”), the Fund may measure a position in a derivative instrument by reference to its gross market value or notional value, depending on the exposure provided by the investment in the derivative instrument. For example, where a derivative instrument is used to create synthetic exposure to the total returns of an equity index, the Fund may use gross notional value in order to capture the Fund’s synthetic exposure for purposes of its 80% Test.

Comment 8

Principal Investment Strategies. In disclosing the criteria for determining whether a company is an “emerging market company,” please refer to an actual index or other concrete measurement instead of “a model or index provider.” See the Names Rule Release.

Response

The requested change has been made. Each Fund has deleted the phrase “a model or index provider” and clarified that a company will be considered to be an emerging market company if it is organized, domiciled, or has a principal place of business in an emerging market. Emerging markets may include, but are not limited to, countries that are included in the MSCI Emerging Markets Index.

Comment 9	Principal Investment Strategies. Please consider adding the word “derivatives” to each Fund’s investment strategy.

Response

Each Fund discloses the term “derivative instruments” in the last paragraph of its Principal Investment Strategies, which discusses the derivative instruments in which the Fund may invest. The Funds respectfully decline to add additional disclosure.

Comment 10	Principal Risks. Please consider updating the disclosure in light of each Fund’s portfolio holdings with respect to the potential effect of the current political situation in Russia and the Ukraine.

Response

Russia is one of sixteen emerging market countries in which the Funds currently are permitted to invest. The Funds have considered the situation in Russia and have updated their statutory prospectus Emerging Market Risk factor accordingly.

Comment 11

Principal Risks – Derivatives Risk. Please consider the staff observations concerning derivatives disclosure set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010. See http://www.sec.gov/divisions/investment/guidance/ici073010.pdf.

Response	The Fund has considered the staff observations concerning derivatives disclosure in the above-referenced letter.

Comment 12	Portfolio Managers: Please change the “Since Inception” reference to the actual date that each portfolio manager will start managing a Fund’s portfolio.

Response	The Funds respectfully decline to make this change. Each Fund expects to include this date in its next annual update filing.

AQR Emerging Core Equity Fund

Comment 13	Principal Investment Strategies. Please clarify the meaning of the word “primarily” in the last paragraph of the Fund’s Principal Investment Strategies section.

Response	The Fund has revised its disclosure to change the word “primarily” to “significantly.”

AQR Emerging Momentum Fund

Comment 14

Principal Investment Strategies. With regard to the sentence “The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase,” please consider clarifying the meaning of “relevant universe.”

Response	The Fund respectfully submits that the third paragraph of its Principal Investment Strategies section discloses the characteristics that are required for a company to be in the Fund’s universe.

Statutory Prospectus

All Funds

Comment 15	Principal Investment Strategies. Please confirm whether securities lending is a principal investment strategy that should be disclosed in a Fund’s summary prospectus.

Response	The Funds confirm that securities lending is currently not a principal investment strategy that should be disclosed in each Fund’s summary prospectus.

Comment 16

Principal Investment Strategies – Please explain the tax consequences and trading costs to shareholders of frequent trading of portfolio securities and how these may affect the Fund’s performance. See Instruction 7 to Item 9(b)(1) of Form N-1A.

Response

The risk factor “High Portfolio Turnover Risk” in the Fund’s Item 9 disclosure has been revised to state in relevant part: “High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.”

Comment 17	Risk Factors - Derivatives Risk. Please confirm that to the extent the Fund will engage in writing a credit default swap (“CDS”), the Fund will cover the full notional amount of the swap.

Response

The Fund is not aware of a formal Staff position regarding the segregation requirements for cash-settled, single-name CDS or index-based CDS, where the fund is the protection seller. Despite this absence of formal guidance or other law or regulation explicitly addressing this situation, the Adviser and the Fund take informal guidance by the Staff seriously. Therefore, in light of the Staff’s views, where the Fund is the protection seller it will segregate or cover the notional amount of the CDS. The Fund reserves the right to modify this approach in the future in the event that industry practice changes, such as in the event that the Staff or Commission publishes guidance in this area that is inconsistent with this approach.

Comment 18

Risk Factors - Derivatives Risk. Please confirm the accuracy of the disclosure on the CFTC’s “speculative position limits,” and explain whether the position limits rules have been adopted and are currently effective.

Response

The “speculative position limits” disclosure has been revised. The CFTC’s speculative position aggregation rules are contained in its Part 150 regulations (“Part 150”). In October 2011, based on new authority provided under the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the CFTC adopted its Part 151 regulations (“Part 151”), which were intended to expand upon and replace Part 150. In September 2012, however, the United States District Court for the District of Columbia vacated Part 151. As a result, Part 150 remained in effect. In November 2013, the CFTC re-proposed rules to establish speculative position limits on certain futures, options and economically equivalent swaps.

Comment 19	Risk Factors – Model and Data Risk. Please explain how “model prices” could differ from market prices.

Response

Model prices can differ from market prices as model prices are typically based on assumptions and estimates derived from recent market data that may not remain realistic or relevant in the future. To address these issues, the Adviser evaluates model prices and outputs versus recent transactions or similar securities, and as a result, such models may be modified from time to time.

Statement of Additional Information (“SAI”)

All Funds

Comment 20

Securities, Investment Strategies and Related Risks. Please confirm that to the extent a Fund will engage in writing a total return swap (“TRS”), the Fund will cover the full notional amount of the TRS.

Response

The term “writing” does not have applicability for TRS the way it does for option-writing, for example. A TRS is a bilateral agreement where the Fund arranges with a counterparty a means of obtaining the performance of a security or other instrument or group of securities or other instruments. The terms of the arrangement are reflected in a contract where the Fund could either owe money to the counterparty or be owed money by the counterparty, depending on the change in value of the underlying instrument. The TRS can be structured to provide the Fund with either long or short exposure to the underlying instrument.

TRS contracts are marked to market daily under the terms of the collateral agreement between the Fund and a counterparty that reflect the increase or decrease in value of the underlying security or instrument on the relevant day. For cash-settled TRS, the Fund will be obligated to deliver to the counterparty (i) an amount that will never exceed the mark-to-market value when the Fund’s position under the TRS is “out-of-the-money” (i.e., when the value of the underlying instrument has declined where the Fund has obtained long exposure or increased where the Fund has obtained short exposure, thus creating a payment obligation from the Fund to the counterparty) and (ii) nothing when the mark-to-market value of the Fund’s position under the TRS is “in-the-money” (i.e., where the counterparty has a payment obligation to the Fund equal to the mark-to-market value of the Fund’s position under the TRS). For cash-settled TRS, therefore, the Fund will cover or segregate assets equal to the value of the Fund’s obligation under the contract. For TRS with physical settlement entered into by the Fund (i.e., a TRS under which the Fund could owe the notional amount of the contract), the Fund will cover or segregate assets equal to the notional amount of the contract.

Comment 21

Cover Requirements for Forward Contracts, Swap Agreements, Options, Futures and Options on Futures. We note that the SAI disclosure provides that “there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.” Please confirm whether this possibility should be deemed to be a principal risk of the Funds.

Response

The Funds have added disclosure regarding this possibility to the “Investment Techniques” section of the Funds’ prospectus under the heading “Segregation of Assets”. The Funds confirm that, while this possibility is a risk that the Funds deem appropriate to disclose in the registration statement, it is not considered a principal risk of the Funds.

Part C

All Funds

Comment 22	Part C – Please attach the Investment Advisory Agreement between the Fund and the Adviser and the Expense Limitation Agreement as exhibits to the filing.

Response	The Funds confirm that these agreements have been filed as exhibits.

*  *  *  *  *  *  *  *  *  *

The Funds acknowledge that they are responsible for the adequacy and accuracy of the disclosure in their documents, acknowledge that the Commission is not foreclosed by its comment process from taking any action with respect to the Funds’ documents, and represent that they will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Funds.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.
John Hadermayer, Esq.
Rose F. DiMartino, Esq.